Nature of business and summary of significant accounting policies, Accounts receivable and allowance for doubtful accounts (FY) (Details) - USD ($) $ in Millions	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable and allowance for doubtful accounts [Abstract]
Allowance for doubtful accounts			$ 0.0
Maximum [Member]
Accounts receivable and allowance for doubtful accounts [Abstract]
Allowance for doubtful accounts	$ 0.1	$ 0.1